OTHER LIABILITIES	3 Months Ended
Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES
OTHER LIABILITIES
A summary of Other liabilities as of March 31, 2019 and December 31, 2018 is as follows:

	March 31, 2019	December 31, 2018
	(in millions)
Repurchase price on buy-back agreements	$1,760	$1,870
Warranty and campaign programs	915	925
Marketing and sales incentive programs	1,247	1,329
Tax payables	653	685
Accrued expenses and deferred income	633	609
Accrued employee benefits	601	680
Lease liabilities	453	—
Legal reserves and other provisions	364	368
Contract reserve	261	262
Contract liabilities(1)	1,290	1,368
Restructuring reserve	68	71
Other	792	791
Total	$9,037	$8,958

(1)	Contract liabilities include $706 million and $773 million at March 31, 2019 and December 31, 2018, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2019 and 2018 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2019	2018
	(in millions)
Balance at beginning of period	$925	$932
Current year additions	184	204
Claims paid	(180)	(201)
Currency translation adjustment and other	(14)	24
Balance at March 31	$915	$959

Restructuring Provision
The Company incurred restructuring expenses of $8 million and $3 million during the three months ended March 31, 2019 and 2018, respectively.